Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2012
Employee Stock Option [Member]
Stock option details
Shares available for future grants	30,678			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life (Years)	7 years	7 years
Dividend yield (as a percent)	3.18%	6.04%
Interest rate (as a percent)	1.02%	0.74%
Volatility (as a percent)	37.84%	29.04%
Number of options granted (in shares)	18,000
Stock option activity
Options outstanding at the beginning of the period (in shares)	651,127
Plus: Options granted (in shares)	18,000
Less:
Exercise of stock options (in shares)	110,000
Options forfeited (in shares)	38,576
Options outstanding at the end of the period (in shares)	520,551	651,127
Options fully vested and exercisable at the end of the period (in shares)	290,914
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 27.24
Plus: Options granted, weighted average exercise price (in dollars per share)	37.76
Less:
Options exercised, weighted average exercise price (in dollars per share)	21.94
Options forfeited, weighted average exercise price (in dollars per share)	33.19
Options outstanding at the end, weighted average exercise price (in dollars per share)	28.28	$ 27.24
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 23.29
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	4 years 5 months 26 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	2 years 8 months 15 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 7,344,000
Options fully vested and exercisable at the end, aggregate intrinsic value	5,557,000
Stock-based compensation expense	506,000	$ 743,000	$ 980,000
Stock-based compensation cost, unrecognized, related to non-vested options	$ 907,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	1 year 7 months 6 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 10.20	$ 2.46	$ 7.38
Total fair value of stock options vested	$ 1,308,000	$ 1,218,000	$ 1,333,000
Total intrinsic value of stock options exercised	$ 2,536,000	$ 356,000	$ 2,373,000
Incentive Stock Options to 10 Percent Shareholders [Member]
Stock option details
Maximum exercisable period for options granted	5 years